Going Concern - The effects on the result of the tax transaction (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about going concern [Line Items]
Tax transaction on the results	R$ 252,968
Operating result
Disclosure of detailed information about going concern [Line Items]
Tax transaction on the results	57,460
Financial result
Disclosure of detailed information about going concern [Line Items]
Tax transaction on the results	R$ 195,508